Financial instruments (Schedule of significant unobservable inputs used in fair value measurement of assets and liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Deferred Copper Mountain acquisition consideration	$ 14.4	$ 0.0
Wheaton refund liability	7.9	7.3
Fair value [Member]
Disclosure of fair value measurement of assets [line items]
Provisionally priced receivables	302.2	171.3
Non-hedge derivatives	0.6	14.3
Investments	130.9	12.1
Financial assets measured at fair value	433.7	197.7
Non-hedge derivatives	31.9	0.3
Deferred Copper Mountain acquisition consideration	17.5	0.0
Contingent Copper Mountain acquisition consideration	14.1	0.0
Agreements with communities	107.2	70.4
Wheaton refund liability	13.9	9.9
Senior unsecured notes	1,022.7	1,111.6
Financial liabilities measured at fair value	1,207.3	1,192.2
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Provisionally priced receivables	0.0	0.0
Non-hedge derivatives	0.0	0.0
Investments	127.9	10.6
Financial assets measured at fair value	127.9	10.6
Non-hedge derivatives	0.0	0.0
Deferred Copper Mountain acquisition consideration	0.0
Contingent Copper Mountain acquisition consideration	0.0
Agreements with communities	0.0	0.0
Wheaton refund liability	0.0	0.0
Senior unsecured notes	1,022.7	1,111.6
Financial liabilities measured at fair value	1,022.7	1,111.6
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Provisionally priced receivables	302.2	171.3
Non-hedge derivatives	0.6	14.3
Investments	0.0	0.0
Financial assets measured at fair value	302.8	185.6
Non-hedge derivatives	31.9	0.3
Deferred Copper Mountain acquisition consideration	0.0
Contingent Copper Mountain acquisition consideration	0.0
Agreements with communities	0.0	0.0
Wheaton refund liability	0.0	0.0
Senior unsecured notes	0.0	0.0
Financial liabilities measured at fair value	31.9	0.3
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Provisionally priced receivables	0.0	0.0
Non-hedge derivatives	0.0	0.0
Investments	3.0	1.5
Financial assets measured at fair value	3.0	1.5
Non-hedge derivatives	0.0	0.0
Deferred Copper Mountain acquisition consideration	17.5
Contingent Copper Mountain acquisition consideration	14.1
Agreements with communities	107.2	70.4
Wheaton refund liability	13.9	9.9
Senior unsecured notes	0.0	0.0
Financial liabilities measured at fair value	$ 152.7	$ 80.3